Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	December 31, 2023	December 31, 2022
Bakery production equipment	$1,646,294	$1,618,358
Automobiles	100,427	85,149
Office equipment and furniture	825,337	596,579
Leasehold improvements	6,606,385	6,289,217
Subtotal	9,178,443	8,589,303
Less: accumulated depreciation	(3,444,030)	(2,717,528)
Less: impairment on property and equipment	(272,350)	-
Total property and equipment, net	$5,462,063	$5,871,775

With the increased competition, Chanson Greenwich was closed in the second half of fiscal year 2023. The Company performed evaluation on the impairment whether that the carrying amount of the property and equipment of Chanson Greenwich could be recoverable, and recorded an impairment of $272,350 as of December 31, 2023.

Depreciation expenses were $831,820, $701,461 and $605,253 for the years ended December 31, 2023, 2022 and 2021, respectively.